Equity (Details) - Schedule of Weighted Average Exercise Price of Share Options - Share Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity (Details) - Schedule of Weighted Average Exercise Price of Share Options [Line Items]
Beginning balance, Units	18,054
Beginning balance, Weighted price	$ 74.58
Granted, Units		18,054
Granted, Weighted price		$ 74.58
Lapsed, Units
Lapsed, Weighted price
Exercised, Units
Exercised, Weighted price
Ending balance, Units		18,054
Ending balance, Weighted price		$ 74.58
Exchanged, Units	(18,054)
Exchanged, Weighted price	$ (74.58)